MAY 31, 2012

ANNUAL REPORT AND SHAREHOLDER LETTER

A series of Franklin Templeton International Trust

Sign up for electronic delivery at **franklintempleton.com/edelivery**

ASSET ALLOCATION

Franklin Templeton Global Allocation Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Annual Report

Franklin Templeton Global Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Global Allocation Fund seeks total return. Under normal market conditions, the Fund strategically invests in a diversified core portfolio of equity and fixed income investments, and tactically adjusts the Fund’s exposure to certain asset classes, regions, currencies and sectors independent of the investment processes of the core portfolio’s investment strategies.

This inaugural annual report for Franklin Templeton Global Allocation Fund covers the period since the Fund’s inception on September 1, 2011, through May 31, 2012.

1. Reflects all equity, fixed income and currency positions, including derivatives. The Fund tactically adjusts its exposure to certain asset classes, regions, currencies and sectors through use of various derivative instruments (primarily stock index futures, government bond futures, and currency and currency index forwards and futures). The resulting “net notional” exposure generally illustrates how much of the Fund’s assets within each category may be exposed to risk. Notional exposure may differ significantly from amounts included in the Fund’s net asset value calculation and reflected in its financial statements. The use of derivative instruments may allow tactical adjustments to be made quickly and efficiently, and the historical data provided may differ significantly from the Fund’s current allocations.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 20.

Annual Report | 3

Performance Overview

Franklin Templeton Global Allocation Fund – Class A had a -4.09% cumulative total return since its inception on September 1, 2011, through May 31, 2012. For the same period, the Fund underperformed the -2.62% cumulative total return of its blended benchmark, a combination of the MSCI All Country World Index (ACWI), which measures stock performance in developed and emerging markets; Citigroup World Government Bond Index (WGBI), which measures performance of investment-grade world government bonds; Dow Jones-UBS Commodity Index Total ReturnSM (DJ-UBSCITRSM), which measures performance of fully collateralized positions of underlying commodity futures; and Payden & Rygel (P&R) 90-Day U.S. T- Bill Index, a proxy for short-term investments and other net assets.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 9.

Economic and Market Overview

The U.S. economy grew moderately during the period as the manufacturing and services sectors continued to expand and the housing market showed signs of improvement. The national unemployment rate declined to a multi-year low of 8.1% in April, but ended the period at 8.2% as job creation slowed.3 Among other G-3 economies, Japan’s economy grew as it rebuilt from the devastations of last year’s earthquake and tsunami, while the eurozone’s economy contracted and continued to be a drag on global economic growth. Near period-end, heightened concerns about the global economic recovery led to a sharp commodity price decline, especially for oil, which in turn led to lower producer costs. Producer and consumer price inflation growth in the U.S. and other countries was, therefore, fairly modest. In this environment, the U.S. Federal Reserve Board anticipated it would maintain historically low interest rates at least through late 2014. Similarly, the European Central Bank, Bank of Japan and Bank of England maintained their historically low interest rates. During the period, China’s central bank reduced its commercial bank reserve ratio requirement three times, Brazil’s central bank reduced its key interest rate

2. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The Dow Jones-UBS Commodity Indexes are calculated, distributed and marketed by CME Group Index Services, LLC (“CME Indexes”) pursuant to an agreement with UBS Securities, LLC and have been licensed for use. All content of the Dow Jones-UBS Commodity Indexes © CME Group Index Services, LLC and UBS Securities, LLC 2012. “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC and has been licensed for use by CME Indexes. “UBS®” is a registered trademark of UBS AG. The Fund’s blended benchmark is currently weighted 50% for the MSCI ACWI, 35% for the Citigroup WGBI, 5% for the DJ-UBSCITR and 10% for the P&R 90 Day U.S. T-Bill Index. For the period covering the Fund’s inception on 9/1/11 through 5/31/12, the MSCI ACWI had a -1.85% total return, the Citigroup WGBI had a -1.72% total return, the DJ-UBSCITR had a -21.90% total return, and the P&R 90 Day U.S. T-Bill Index had a +0.03% total return. The indexes are unmanaged and include reinvestment of any dividends or interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

3. Source: Bureau of Labor Statistics.

4 | Annual Report

several times, and India’s central bank cut its key interest rate for the first time in three years to stimulate growth.

Global stock markets rallied from December 2011 through March 2012 as investors welcomed positive corporate earnings reports and became generally more optimistic about the global economic recovery and European leaders’ progress in solving the region’s sovereign debt crisis. U.S. stock markets reached multi-year highs in late March and early April 2012. The Dow Jones Industrial Average exceeded the 13,000 level and the Standard & Poors® 500 Index closed above 1,400 for the first time since 2008, while the NASDAQ Composite Index hit an 11-year high.4 However, despite generally better-than-expected corporate earnings reports in April and May, global financial markets became extremely volatile near period-end due to renewed concerns about a global economic slowdown and the eurozone sovereign debt crisis. The results of the French and Greek general elections broke up the political unity that supported deficit reduction and austerity, casting doubts on Greece’s continued inclusion in the eurozone and the euro’s existence. Additionally, contagion fears drove Spanish and Italian bond yields higher, driving up Spain’s and Italy’s borrowing costs and further straining their fiscal health. In this recent environment, many investors sought perceived safe havens such as the Japanese yen, the U.S. dollar and U.S. Treasuries. By period-end, the nominal yield on the 10-year U.S. Treasury note declined to a historical low of 1.59%, well below the 1.7% annualized U.S. inflation rate.3

For the reporting period, global developed and emerging markets stocks as represented by the MSCI ACWI, world government bonds as represented by the Citigroup WGBI and commodities as represented by the DJ-UBSCITR ultimately declined as investors sought traditional safe-haven investments.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we subcontract with various other investment managers within Franklin Templeton Investments (subadvisors) who independently manage separate portions of the Fund’s core equity and fixed income portfolio in accordance with the following strategies: all-cap U.S. growth equity, non-U.S. growth equity, deep value equity, non-U.S. value equity, emerging markets equity, global fixed income and global low duration fixed income. The allocations to each strategy may change from time to time and are subject to periodic rebalancing due to changing market values of the portfolio’s securities or at our discretion.

4. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC.

Annual Report | 5

Under normal market conditions, the Fund’s baseline allocation between broad asset classes is 50% global equity (U.S./international/emerging), 35% global fixed income (U.S./international/emerging), 5% commodity-linked instruments, and 10% cash and derivative instruments. We manage portions of the Fund’s core portfolio, as well as the Fund’s tactical allocation portion, and rebalance the Fund’s portfolio to maintain the baseline strategic allocation to various asset classes and investment strategies. We may change the baseline strategic allocation from time to time.

The tactical allocation portion of the Fund is composed of cash and various derivative instruments, including currency forward contracts, equity index futures contracts and interest rate futures. We make tactical investment decisions based on quantitative research and a systematic investment strategy driven by bottom-up fundamentals analysis, top-down macroeconomic analysis and short-term sentiment indicators. The tactical allocation portion of the Fund is intended to manage the Fund’s overall allocation to equity, fixed income, and cash and to adjust the Fund’s country/regional and currency exposures. Although we do not attempt to time the entire market’s direction, we keep the flexibility to shift the Fund’s net exposure (the value of securities held long less the value of securities held short) depending on which market opportunities look more attractive. The Fund may, from time to time, have a net short position in certain asset classes, regions, currencies and sectors.

Manager’s Discussion

For the nine-month period since the Fund’s inception on September 1, 2011, Franklin Templeton Global Allocation Fund’s multi-asset portfolio under-performed the blended benchmark. While our currency positions contributed to relative performance, the Fund’s fixed income and equity positions each lagged the blended benchmark and their individual benchmarks. Our commodities position declined in line with its underlying index, detracting from performance.

Baseline Strategic Allocation

At period-end, the Fund’s largest asset class exposure was to global equities, given their heavy structural weight within our baseline strategic asset allocation. Our largest regional equity weightings were in North America and Europe, led by our largest country weightings, which were to the U.S., the U.K. and France. Relative to the blended benchmark, our largest country overweightings were China, France and Denmark, while our largest underweightings were the U.S., Japan and Canada.

Within our baseline strategic fixed income allocation, the largest regional weightings at period-end were to North America and Europe, and our largest country exposures were to the U.S., South Korea and Malaysia. Relative to the blended benchmark, our largest overweighted country positions were in South

6 | Annual Report

Korea, which is not part of the Citigroup WGBI, Malaysia and Poland. Our most significant fixed income underweightings were in Japan, France and Germany.

Tactical Asset Allocation

At period end, the tactical asset allocation portion of the portfolio included allocations to global equities and fixed income in developed markets, in addition to currency positions. We used futures to increase the Fund’s exposure to global equities, primarily through long positions in U.K. (FTSE® 100), German (DAX) and Dutch (AEX) equity index futures.5 Short positions in U.K. and Australian government bond futures were used to reduce the Fund’s overall exposure to fixed income. The currency component of the tactical asset allocation included long positions in the U.S. dollar and Australian dollar and short exposures to the euro and Japanese yen, which we achieved through the use of currency forwards.

Equity

For the overall portfolio, the equity portion detracted from relative performance despite favorable stock selection in Asia and Australia. Our overweighted allocation to European equities and underweighted allocation to U.S. equities hurt performance as sovereign debt concerns led most European equity markets lower. Historically considered a safe haven, the U.S. was one of the top performing equity markets during the period but our stock selection relative to the MSCI ACWI dampened performance. As mentioned, stock selection within the Asia Pacific region helped offset broad-based declines, and top performers included Pakistani bank United Bank, South Korean firm Samsung Electronics and pan-Asian food retailer Dairy Farm International Holdings.

Fixed Income

For the overall portfolio, our fixed income holdings detracted from relative performance, with the bulk of underperformance arising from security selection in Europe, the U.S. and South Korea. We used futures to establish a long position in German government bonds and a short position in U.K. government bonds. The German position contributed to relative performance while the British position detracted. While our allocation to European fixed income detracted from performance overall, our underweighting in this region allowed us to sidestep some of the market turmoil arising from the eurozone debt crisis. Significantly, we had no exposure to Italy, Spain or Portugal. Conversely, our overweighted allocation to the U.S., achieved via futures positions and holdings of U.S. Treasuries, buoyed relative performance as heightened risk aversion during the period pushed Treasury yields lower.

5. “FTSE®” is a trademark of London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license.

Annual Report | 7

Currencies

The Fund’s non-U.S. dollar currency positions generally helped relative performance. As market confidence deteriorated over concerns about global economic growth and the eurozone sovereign debt crisis, many investors rushed to perceived safe havens. A key detractor was the Fund’s net short exposure to the Japanese yen. Despite the Bank of Japan setting a clear inflation target and the yen reaching an all-time high versus the U.S. dollar, a flight to quality continued to drive up the currency.

The Fund’s net short position on the euro, through the use of currency forward contracts against the U.S. dollar, provided an effective hedge against overweighted European equity holdings. This positioning was also the largest contributor to relative performance. Investor confidence in the euro fell amid an uncertain economic environment in the eurozone, while conversely, confidence rose in the U.S. dollar, which provided a perceived safe haven to increasingly risk-averse investors.

We thank you for your participation in Franklin Templeton Global Allocation Fund and look forward to serving your future investment needs.

Portfolio Management Team
Franklin Templeton Global Allocation Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8 | Annual Report

Performance Summary as of 5/31/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 9

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by the Fund’s wholly-owned subsidiary (the “Subsidiary”). This waiver may not be terminated and will remain in effect for as long as the Manager’s contract with the Subsidiary is in place. Additionally, the investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees) do not exceed 1.00% (other than certainnon-routine expenses), until 9/30/12.

10 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 11

12 | Annual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability; risks which are heightened in developing countries. The Fund’s use of derivatives involves special risks as such usage may not achieve the anticipated benefits and/or may result in losses to the Fund. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. With over-the-counter derivatives, there is risk that the other party to the transaction will fail to perform. Because the Fund allocates assets to a variety of investment strategies involving certain risks, it may be subject to those same risks. These risks are described more fully in the Fund’s prospectus. The Fund is actively managed, but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Aggregate total return represents the average annual change in value of an investment over the period indicated. Since the Fund has existed for less than one year, average annual total returns are not available.
4. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.
6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Sources: © 2012 Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Citigroup WGBI is a market capitalization-weighted index consisting of investment-
grade world government bond markets. The P&R 90 Day U.S. Treasury Bill Index is a total return index based on a constant maturity instrument. P&R includes both accrued interest and change in market price in its monthly total return calculation. The DJ-UBSCITR is a broadly diversified index designed to allow investors to track commodity futures through a single, simple measure. The index reflects the return on fully collateralized positions in the underlying futures contracts on physical commodities, which are reweighted and rebalanced annually on a price-percentage basis.

Annual Report | 13

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.11%; C: 1.89%; R: 1.50%; and Advisor: 1.00%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

Annual Report | 15

Franklin Templeton International Trust

Financial Highlights

Franklin Templeton Global Allocation Fund

Class A	Period Ended May 31, 2012[a]
Per share operating performance	
(for a share outstanding throughout the period)	
Net asset value, beginning of period	$10.00
Income from investment operations[b]:	
Net investment income[c]	0.06
Net realized and unrealized gains (losses)	(0.47)
Total from investment operations	(0.41)
Less distributions from net investment income and net foreign currency gains	(0.06)
Net asset value, end of period	$ 9.53
Total return[d]	(4.09)%
Ratios to average net assets[e]	
Expenses before waiver and payments by affiliates	2.85%
Expenses net of waiver and payments by affiliates	1.08%
Net investment income	0.79%
Supplemental data	
Net assets, end of period (000's)	$18,055
Portfolio turnover rate	15.34%

aFor the period September 1, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton International Trust

Financial Highlights (continued)

Franklin Templeton Global Allocation Fund

Class C

	Period Ended May 31, 2012[a]
Per share operating performance	
(for a share outstanding throughout the period)	
Net asset value, beginning of period	$10.00
Income from investment operations[b]:	
Net investment income[c]	—[d]
Net realized and unrealized gains (losses)	(0.48)
Total from investment operations	(0.48)
Less distributions from net investment income and net foreign currency gains	(0.03)
Net asset value, end of period	$ 9.49
Total return[e]	(4.77)%
Ratios to average net assets[f]	
Expenses before waiver and payments by affiliates	3.69%
Expenses net of waiver and payments by affiliates	1.92%
Net investment income (loss)	(0.05)%
Supplemental data	
Net assets, end of period (000's)	$3,639
Portfolio turnover rate	15.34%

aFor the period September 1, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Annual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Templeton International Trust

Financial Highlights (continued)

Franklin Templeton Global Allocation Fund

Class R	Period Ended May 31, 2012[a]
Per share operating performance	
(for a share outstanding throughout the period)	
Net asset value, beginning of period	$10.00
Income from investment operations[b]:	
Net investment income[c]	0.02
Net realized and unrealized gains (losses)	(0.47)
Total from investment operations	(0.45)
Less distributions from net investment income and net foreign currency gains	(0.04)
Net asset value, end of period	$ 9.51
Total return[d]	(4.45)%
Ratios to average net assets[e]	
Expenses before waiver and payments by affiliates	3.27%
Expenses net of waiver and payments by affiliates	1.50%
Net investment income	0.37%
Supplemental data	
Net assets, end of period (000's)	$1,903
Portfolio turnover rate	15.34%

aFor the period September 1, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

18 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton International Trust

Financial Highlights (continued)

Franklin Templeton Global Allocation Fund

Advisor Class	Period Ended May 31, 2012[a]
Per share operating performance	
(for a share outstanding throughout the period)	
Net asset value, beginning of period	$10.00
Income from investment operations[b]:	
Net investment income[c]	0.06
Net realized and unrealized gains (losses)	(0.47)
Total from investment operations	(0.41)
Less distributions from net investment income and net foreign currency gains	(0.06)
Net asset value, end of period	$ 9.53
Total return[d]	(4.09)%
Ratios to average net assets[e]	
Expenses before waiver and payments by affiliates	2.77%
Expenses net of waiver and payments by affiliates	1.00%
Net investment income	0.87%
Supplemental data	
Net assets, end of period (000's)	$12,654
Portfolio turnover rate	15.34%

aFor the period September 1, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Annual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Templeton International Trust

Statement of Investments, May 31, 2012

20 | Annual Report

Franklin Templeton International Trust

Statement of Investments, May 31, 2012 (continued)

Annual Report | 21

Franklin Templeton International Trust

Statement of Investments, May 31, 2012 (continued)

Franklin Templeton International Trust

Statement of Investments, May 31, 2012 (continued)

Franklin Templeton International Trust

Statement of Investments, May 31, 2012 (continued)

24 | Annual Report

Franklin Templeton International Trust

Statement of Investments, May 31, 2012 (continued)

Franklin Templeton International Trust

Statement of Investments, May 31, 2012 (continued)

Franklin Templeton International Trust

Statement of Investments, May 31, 2012 (continued)

Franklin Templeton International Trust

Statement of Investments, May 31, 2012 (continued)

Franklin Templeton International Trust

Statement of Investments, May 31, 2012 (continued)

Franklin Templeton International Trust

Statement of Investments, May 31, 2012 (continued)

Franklin Templeton International Trust

Statement of Investments, May 31, 2012 (continued)

Franklin Templeton International Trust

Statement of Investments, May 31, 2012 (continued)

Franklin Templeton International Trust

Statement of Investments, May 31, 2012 (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 33

Franklin Templeton International Trust

Financial Statements

Statement of Assets and Liabilities

May 31, 2012

Franklin Templeton International Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

May 31, 2012

Annual Report | The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton International Trust

Financial Statements (continued)

Statement of Operations for the period ended May 31, 2012a

Franklin Templeton International Trust

Financial Statements (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton International Trust

Notes to Financial Statements

Franklin Templeton Global Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of four separate funds. The Franklin Templeton Global Allocation Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Effective September 1, 2011, the Fund commenced operations offering four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded notes, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary

38 | Annual Report

Franklin Templeton International Trust

Notes to Financial Statements (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as

Annual Report | 39

Franklin Templeton International Trust

Notes to Financial Statements (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary

40 | Annual Report

Franklin Templeton International Trust

Notes to Financial Statements (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into financial futures contracts primarily to manage interest rate, exposure to certain foreign currencies, credit, and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund purchased or wrote option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

See Notes 6 and 9 regarding investment transactions and other derivative information, respectively.

d. Restricted Cash

At May 31, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

Annual Report | 41

Franklin Templeton International Trust

Notes to Financial Statements (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Exchange Traded Notes

The Fund purchases exchange traded notes. Exchange traded notes are senior, unsecured, unsub-ordinated debt securities issued by an underwriting bank. Exchange traded notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of exchange traded notes include the credit risk of the issuer and the potential inability of the Fund to dispose of the exchange traded note in the normal course of business.

f. Investment in GAF Holdings Corp. (GAF Subsidiary)

The Fund invests in certain financial instruments through its investment in the GAF Subsidiary. The GAF Subsidiary is a Cayman Islands exempted liability company, a wholly-owned subsidiary of the Fund, and able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. The financial statements include the accounts of the Fund and the GAF Subsidiary.

g. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of May 31, 2012, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns).

42 | Annual Report

Franklin Templeton International Trust

Notes to Financial Statements (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

i. Organization and Offering Costs

Organization costs were expensed as incurred. Offering costs are amortized on a straight line basis over twelve months.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Annual Report | 43

Franklin Templeton International Trust

Notes to Financial Statements (continued)

Franklin Templeton Global Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued) k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At May 31, 2012, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

Franklin Templeton International Trust

Notes to Financial Statements (continued)

Franklin Templeton Global Allocation Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Under a subadvisory agreement, Franklin Mutual, FT Institutional, FTIML, TAML, TGAL, and TIC, affiliates of Advisers, provide subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate.

Annual Report | 45

Franklin Templeton International Trust

Notes to Financial Statements (continued)

Franklin Templeton Global Allocation Fund

3. TRANSACTIONS WITH AFFILIATES (continued) c. Distribution Fees (continued)

Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended May 31, 2012, the Fund paid transfer agent fees of $11,557, of which $3,295 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses, for each class of the Fund do not exceed 1.00% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2012.

g. Other Affiliated Transactions

At May 31, 2012, Advisers owned 78.83% of the Fund’s outstanding shares.

46 | Annual Report

Franklin Templeton International Trust

Notes to Financial Statements (continued)

Franklin Templeton Global Allocation Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended May 31, 2012, there were no credits earned.

5. INCOME TAXES

The tax character of distributions paid during the period ended May 31, 2012 was as follows:

Distributions paid from ordinary income $195,213

At May 31, 2012, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, offering costs, wash sales, and financial futures transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended May 31, 2012, aggregated $34,208,426 and $4,215,283, respectively.

Transactions in options written during the period ended May 31, 2012, were as follows:

See Notes 1(c) and 9 regarding derivative financial instruments and other derivative information, respectively.

Annual Report | 47

Franklin Templeton International Trust

Notes to Financial Statements (continued)

Franklin Templeton Global Allocation Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. OTHER DERIVATIVE INFORMATION

At May 31, 2012, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

aIncludes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

48 | Annual Report

Franklin Templeton International Trust

Notes to Financial Statements (continued)

Franklin Templeton Global Allocation Fund

9. OTHER DERIVATIVE INFORMATION (continued)

For the period ended May 31, 2012, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

For the period ended May 31, 2012, the average month end market value of derivatives represented 1.92% of average month end net assets. The average month end number of open derivative contracts for the period was 60.

See Note 1(c) regarding derivative financial instruments.

10. CREDIT FACILITY

Effective January 20, 2012, the Fund entered, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended May 31, 2012, the Fund did not use the Global Credit Facility.

Annual Report | 49

Franklin Templeton International Trust

Notes to Financial Statements (continued)

Franklin Templeton Global Allocation Fund

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2012, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

Franklin Templeton International Trust

Notes to Financial Statements (continued)

Franklin Templeton Global Allocation Fund

12. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

In December 2011, FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Annual Report | 51

Franklin Templeton International Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Global Allocation Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Global Allocation Fund (one of the funds constituting the Franklin Templeton International Trust, hereafter referred to as the “Fund”) at May 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period September 1, 2011 (commencement of operations) through May 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
July 18, 2012

52 | Annual Report

Franklin Templeton International Trust

Tax Information (unaudited)

Franklin Templeton Global Allocation Fund

Under Section 854(b)(1)(A) of the Internal Revenue Code (Code), the Fund hereby reports 32.03% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended May 31, 2012.

Under Section 854(b)(1)(B) of the Code, the Fund hereby reports the maximum amount allowable but no less than $283,937 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended May 31, 2012.

At May 31, 2012, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record as of the December 2012 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

By Mid-February 2013, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2012.

Annual Report | 53

Franklin Templeton International Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

54 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	132	Boeing Capital Corporation (aircraft financing).
Principal Occupation During at Least the Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	132	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During at Least the Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	142	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization).
Principal Occupation During at Least the Past 5 Years: John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly,** Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	107	None
Principal Occupation During at Least the Past 5 Years: President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).				

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Trustee since 1991 and Chairman of the Board since 1993	132	None
Principal Occupation During at Least the Past 5 Years: Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.				

Annual Report | 55

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	92	None
Principal Occupation During at Least the Past 5 Years: Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 34 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.				
Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since April 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.				
Breda M. Beckerle (1958) 600 Fifth Avenue New York, NY 10020	Chief Compliance Officer and Vice President	Since May 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Chief Compliance Officer, Fiduciary International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; Vice President and Compliance Officer – Commingled Trusts, Fiduciary Trust International of the South; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.				
Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).				
Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.				
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				

56 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Selena L. Holmes (1965) 100 Fountain Parkway St. Petersburg, FL 33716-1205	Vice President – AML Compliance	Since May 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Global Compliance Monitoring; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Edward B. Jamieson (1948) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.				
Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).				

Annual Report | 57

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson is the father of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund's Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

58 | Annual Report

Franklin Templeton International Trust

Shareholder Information

Franklin Templeton Global Allocation Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 59

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | **ASSET ALLOCATION** | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

Franklin Templeton Global Allocation Fund

Investment Manager
Franklin Advisers, Inc.

Subadvisors
Franklin Mutual Advisers, LLC
Franklin Templeton Institutional, LLC
Franklin Templeton Investment Management Limited
Templeton Asset Management Limited
Templeton Global Advisors Limited
Templeton Investment Counsel, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

099 A 07/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $50,186 for the fiscal year ended May 31, 2012.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $612 for the fiscal year ended May 31, 2012. The services for which these fees were paid included preparation of tax returns for foreign governments.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $25,000 for the fiscal year ended May 31, 2012. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments, application of local country tax laws to investments and licensing securities with local country offices.

d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit related services;
(ii)	pre-approval of all non-audit related services to be

provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f)	No disclosures are required by this Item 4(f).
(g)	The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $25,612 for the fiscal year ended May 31, 2012.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)	(1) Code of Ethics
(a)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley

Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date July 26, 2012

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date July 26, 2012